Note 16 - Employee Retention Tax Credit (Details Textual) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2021	Oct. 31, 2021
Other Receivables [Member]
Employee Retention Tax Credit Receivable				$ 2,162,391
Nonoperating Income (Expense) [Member]
Employee Retention Tax Credit	$ 964,550	$ 3,375,815	$ 4,340,365	$ 4,340,365